RELATED PARTY TRANSACTIONS (Details Narrative)					12 Months Ended
	Oct. 23, 2025 USD ($)	Oct. 22, 2025 USD ($) $ / shares shares	Jul. 22, 2025 USD ($) $ / shares shares	May 27, 2024 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Oct. 03, 2025 shares	Sep. 08, 2025 shares	Jul. 15, 2025 USD ($)	Mar. 10, 2025 USD ($)	Jan. 27, 2025 USD ($)	Jan. 23, 2025 $ / shares shares	Jan. 21, 2025 USD ($) shares	Dec. 20, 2024 USD ($) $ / shares shares	Jul. 31, 2024 USD ($)	May 31, 2024 shares
IfrsStatementLineItems [Line Items]
Reimbursement expenses					$ 56,391	$ 68,724
Capital raise					$ 11,641	$ 1,150					$ 13,000,000	$ 130
Number of shares outstanding | shares					29,100,941	22,993,763			201,950,104						2,583,820
Number of shares issued | shares			2,250,000		29,100,941	22,993,763		62,074	201,950,104				2,250,000	731,707	2,347,134
Proceeds from exercise of warrants	$ 13,837,500	$ 13,837,500	$ 11,542,500
Convertible loan					$ 4,350,000		$ 3,350,000
Convertible loan percentage					8.00%	8.00%
Notional amount															$ 4,350,000
Accrued interest														$ 3,530,019	751,781
Convertible loan notes					$ 0					$ 4,350,000				$ 3,000,000	$ 5,101,781
Par value per share | $ / shares													$ 0.00005		$ 2.17
Number of converted shares issued | shares															2,347,134
Tranche Two [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		18,000,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Capital raise				$ 8,000,000
Number of shares outstanding | shares				4,170,520
Number of shares exercisable period				3 years
Number of shares exercisable per shares | $ / shares				6.13
Number of shares exercisable per shares				51.00%
Warrants [member] | Tranche One [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares			$ 5.13										$ 5.13
Number of shares issued | shares			2,250,000										2,250,000
Warrants [member] | Tranche Two [member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares		$ 6.16											$ 0.77
Number of shares issued | shares		2,250,000											18,000,000
Rhino Ventures [member]
IfrsStatementLineItems [Line Items]
Deposit						$ 34,579
Rhino Ventures Limited [member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding | shares		18,000,000	18,000,000
Exercise price | $ / shares		$ 0.77	$ 0.77
Borrowings					517,535											$ 517,535
Rhino Ventures Limited [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares																	10,172
HBM IV Inc [Member]
IfrsStatementLineItems [Line Items]
Borrowings					2,000,000
Nalimz Holdings Limited [Member]
IfrsStatementLineItems [Line Items]
Borrowings					1,000,000
Working Capital Innovation Fund II [Member]
IfrsStatementLineItems [Line Items]
Borrowings					582,465
Hafnia Pte Ltd [Member]
IfrsStatementLineItems [Line Items]
Borrowings					$ 250,000